Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable

(a) Trade accounts and notes receivable as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Trade accounts and notes receivable	￦	8,579,620	8,648,250
Finance lease receivables		10,469	57,487
Unbilled due from customers for contract work		728,007	810,655
Less: Allowance for doubtful accounts		(493,533)	(386,188)

	￦	8,824,563	9,130,204

Non-current
Trade accounts and notes receivable	￦	871,432	583,797
Finance lease receivables		734	45,873
Less: Allowance for doubtful accounts		(140,596)	(202,545)

	￦	731,570	427,125

Trade accounts and notes receivable sold to financial institutions, for which the derecognition conditions were not met, amounted to ￦309,964 million and ￦468,706 million as of December 31, 2017 and 2018, respectively. The fair value of trade accounts and notes receivable approximates the carrying amounts and trade accounts and notes receivable are included in short-term borrowings from financial institutions (Note 17).

(b) Finance lease receivables are as follows:

Customer	Contents	2017		2018
	(in millions of Won)
Rental contractor (executives and employees)	Songdo rental apartment contract	￦	—	103,360
Korea Electric Power Corporation	Combined thermal power plant #3~4		10,469	—
Hystech.Co. Ltd.	Machinery and equipment		734	—

		￦	11,203	103,360

(c) The gross amount and present value of minimum lease payments as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Less than 1 year	￦	11,771	57,820
1 year – 5 years		828	49,678
Unrealized interest income		(1,396)	(4,138)

Present value of minimum lease payment	￦	11,203	103,360